UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       November 30

Date of reporting period:  February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMF

Nuveen Energy MLP Total Return Fund
Portfolio of Investments	February 28, 2017 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 147.7% (99.3% of Total Investments)

	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 147.7% (99.3% of Total Investments)

	Energy Equipment & Services – 2.1% (1.4% of Total Investments)

640,836	Archrock Partners LP			$11,438,923

	Oil, Gas & Consumable Fuels – 145.6% (97.9% of Total Investments)

639,900	Buckeye Partners LP			44,101,908
696,344	Crestwood Equity Partners LP			18,035,310
1,816,004	DCP Midstream LP			71,187,357
474,653	Delek Logistics Partners, LP			14,690,510
1,791,755	Enable Midstream Partners LP			29,241,442
627,347	Enbridge Energy Management LLC, (2)			10,915,834
1,682,825	Enbridge Energy Partners LP			30,459,132
1,726,874	Energy Transfer Partners LP, (3)			65,293,106
3,576,765	EnLink Midstream Partners LP			66,957,041
818,834	Enterprise Products Partners LP, (3)			22,951,917
741,252	Genesis Energy, LP			25,083,968
379,180	Golar LNG Partners LP, (4)			8,546,717
210,075	JP Energy Partners LP			1,907,481
560,000	KNOT Offshore Partners LP, (4)			12,348,000
224,025	Martin Midstream Partners LP			4,290,079
871,780	MPLX LP			32,438,934
679,895	Navios Maritime Midstream Partners LP, (4)			7,431,252
808,665	NGL Energy Partners LP			17,952,363
48,950	Noble Midstream Partners LP			2,378,970
395,405	ONEOK Partners LP			20,711,314
380,700	PBF Logistics LP			7,899,525
2,136,008	Plains All American Pipeline LP			68,523,136
958,122	Summit Midstream Partners LP			22,851,210
162,550	Tallgrass Energy Partners LP			8,689,923
479,635	Targa Resources Corp.			27,099,377
486,045	TC PipeLines LP			29,677,908
3,453,211	Teekay Offshore Partners LP			17,645,908
389,077	Tesoro Logistics LP			21,908,926
980,540	USD Partners LP			12,697,993
91,535	The Williams Companies, Inc. (4)			2,594,102
1,841,520	Williams Partners LP			74,213,255
328,922	World Point Terminals LP			5,703,507
	Total Oil, Gas & Consumable Fuels			806,427,405
	Total Long-Term Investments (cost $645,649,025)			817,866,328

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0% (0.7% of Total Investments)

	REPURCHASE AGREEMENTS – 1.0% (0.7% of Total Investments)

$5,635	Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/17, repurchase price $5,635,396, collateralized by $5,125,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $5,749,666	0.030%	3/01/17	$5,635,391
	Total Short-Term Investments (cost $5,635,391)			5,635,391
	Total Investments (cost $651,284,416) – 148.7%			823,501,719
	Borrowings – (33.7)% (5), (6)			(186,850,000)
	Deferred Tax Liability, net – (13.5)%			(74,533,391)
	Other Assets Less Liabilities – (1.5)% (7)			(8,260,140)
	Net Assets – 100%			$553,858,188

NUVEEN	1

JMF	Nuveen Energy MLP Total Return Fund
	Portfolio of Investments (continued)	February 28, 2017 (Unaudited)

Investments in Derivatives as of February 28, 2017

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$96,375,000	Receive	1-Month USD-LIBOR-ICE	1.735%	Monthly	1/03/17	12/01/18	12/01/20	$(893,467)	$(2,589,027)
JPMorgan Chase Bank, N.A.	96,375,000	Receive	1-Month USD-LIBOR-ICE	2.188	Monthly	1/03/17	12/01/20	12/01/22	(2,350,197)	(4,737,045)
	$192,750,000								$(3,243,664)	$(7,326,072)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$817,866,328	$—	$—	$817,866,328

Short-Term Investments:
Repurchase Agreements	—	5,635,391	—	5,635,391

Investments in Derivatives:
Interest Rate Swaps*	—	(7,326,072)	—	(7,326,072)
Total	$817,866,328	$(1,690,681)	$—	$816,175,647
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of February 28, 2017, the cost of investments (excluding investments in derivatives) was $663,542,133.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$217,181,850
Depreciation	(57,222,264)
Net unrealized appreciation (depreciation) of investments	$159,959,586

2	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Distributions are paid in-kind.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Distribution designated as ordinary income which is recognized as “Dividend income” on the Statement of Operations.

(5)	Borrowings as a percentage of Total Investments is 22.7%.

(6)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $518,332,788 have been pledged as collateral for borrowings.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	3

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 28, 2017